Interest and Finance Costs (Tables)	9 Months Ended
Sep. 30, 2025
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	September 30, 2025	September 30, 2024
Interest on long-term debt and other financial liabilities	4,001	4,448
Interest on finance lease liability	673	1,099
Amortization of debt finance costs and debt discounts	458	533
Other	54	168
Total	5,186	6,248